TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Advertising expenses			¥ 21,218
Donation	$ 247	¥ 1,613	1,262
Accrued expenses	6,159	40,189	10,272
Accrued welfare	128	833	701
Impairment loss of long-lived assets and investments	48,712	317,846	39,671
Allowance for doubtful accounts	3,237	21,122	14,603
Tax losses	208,283	1,359,044	849,351
Valuation allowance	(168,878)	(1,101,927)	¥ (937,078)
Total deferred tax assets, net	97,888	638,720
Accumulated tax losses	$ 924,615	¥ 6,033,114